UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-2819


                       IXIS Advisor Cash Management Trust
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               (Exact name of registrant as specified in charter)

                399 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                           Coleen Downs Dinneen, Esq.
                    IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 449-2810

Date of fiscal year end: June 30, 2004

Date of reporting period: March 31, 2005

ITEM I      SCHEDULE OF INVESTMENTS


              CDC NVEST CASH MANAGEMENT TRUST - MONEY MARKET SERIES

Investments as of March 31, 2005 (unaudited)


      Principal
         Amount      Description                                                                   Value (a)
------------------------------------------------------------------------------------------------------------
     Investments  -  100.8% of Total Net Assets
                     COMMERCIAL PAPER  -  89.5%
                     Asset-Backed  -  19.6%
$    14,000,000      Clipper Receivables Co. LLC, 2.850%, 4/01/2005                          $    14,000,000
     13,000,000      ASAP Funding, Ltd., 144A, 2.650%, 4/04/2005                                  12,997,129
     15,000,000      Lockhart Funding LLC, 144A, 2.610%, 4/05/2005                                14,995,650
      5,000,000      Triple A One Funding Corp., 144A, 2.790%, 4/05/2005                           4,998,450
      2,000,000      Apreco LLC, 144A, 2.640%, 4/15/2005                                           1,997,947
      5,000,000      Apreco LLC, 144A, 2.760%, 4/15/2005                                           4,994,633
     10,000,000      Lexington Parker Capital Corp., 144A, 2.610%, 4/18/2005                       9,987,675
                                                                                             ---------------
                                                                                                  63,971,484
                                                                                             ---------------
                     Auto Parts & Equipment  -  0.1%
        400,000      White Hydraulics, Inc., Note, 3.070%, 12/01/2005           (c)                  400,000
                                                                                             ---------------
                     Banking  -  7.4%
      5,000,000      Yorkshire Building Society, 2.580%, 4/04/2005                                 4,998,925
      2,000,000      Yorkshire Building Society, 2.600%, 4/04/2005                                 1,999,566
      7,000,000      Banco Bilbao Vizcaya Argentaria Puerto Rico,
                     2.650%, 4/19/2005                                                             6,990,725
      5,000,000      Yorkshire Building Society, 2.800%, 4/29/2005                                 4,989,111
      5,000,000      Bank of America Corp., Note, 2.816%, 12/15/2005            (c)                5,000,000
                                                                                             ---------------
                                                                                                  23,978,327
                                                                                             ---------------
                     Diversified Financial Assets  -  6.1%
      5,000,000      Fountain Square Commercial Funding, 144A,
                     2.630%, 4/04/2005                                                             4,998,904
     15,000,000      Delaware Funding Corp., 144A, 2.730%, 4/14/2005                              14,985,213
                                                                                             ---------------
                                                                                                  19,984,117
                                                                                             ---------------
                     Education  -  1.8%
      5,788,000      Johns Hopkins University, 2.770%, 5/10/2005                                   5,788,000
                                                                                             ---------------
                     Financial  -  11.1%
      5,000,000      General Electric Capital Corp., Note, 2.930%, 2/16/2005    (c)                5,000,000
      4,496,000      Louis Dreyfus Corp., 2.660%, 4/05/2005                                        4,494,671
        100,000      Business Stationery LLC, Note, 3.070%, 8/01/2007           (c)                  100,000
      2,260,000      SSK Co. LLC, Note, 2.920%, 11/01/2021                      (c)                2,260,000
        199,000      YSR LLC, Note, 2.970%, 2/01/2023                           (c)                  199,000
     17,450,000      MOB Management Two LLC, Note, 3.160%, 12/01/2026           (c)               17,450,000
      3,170,000      Alpine Capital Investments LLC, Note, 2.960%, 9/15/2027    (c)                3,170,000
        545,000      Tanner & Guin LLC, Note, 2.970%, 9/01/2029                 (c)                  545,000
      3,130,000      MOB Management One LLC, Note, 3.160%, 12/01/2031           (c)                3,130,000
                                                                                             ---------------
                                                                                                  36,348,671
                                                                                             ---------------
                     Health Care-Services  -  5.8%
     10,000,000      Dean Health Systems, Inc., 2.720%, 4/07/2005                                  9,995,467
      8,800,000      American Health Centers, Inc., Note, 2.970%, 3/01/2019     (c)                8,800,000
                                                                                             ---------------
                                                                                                  18,795,467
                                                                                             ---------------
                     Logging  -  1.5%
      5,000,000      NATC California LLC, 2.600%, 4/18/2005                                        4,993,861
                                                                                             ---------------
                     Manufacturing  -  0.0%
        100,000      Harris Metals LLC, Note, 3.070%, 6/01/2010                 (c)                  100,000
                                                                                             ---------------
                     Municipal  -  11.7%
      2,000,000      Glendale, WI, 2.500%, 9/21/2005                                               2,000,000
      6,310,000      New York, NY, City Industrial Development Agency,
                     (Airis JFK I LLC), 2.850%, 7/01/2008                       (c)                6,310,000
      1,295,000      Birmingham, AL, Special Care Facilities Financing
                     Authority, 3.070%, 9/01/2018                               (c)                1,295,000
     19,000,000      New Jersey Economic Development Authority,
                     (Marina Energy LLC), 2.850%, 9/01/2021                     (c)               19,000,000
      5,000,000      Connecticut State Housing Finance Authority,
                     2.860%, 5/15/2033                                          (c)                5,000,000
      4,544,838      Los Angeles, CA, Community Redevelopment Agency,
                     (Security Building), 2.950%, 12/15/2034                    (c)                4,544,838
                                                                                             ---------------
                                                                                                  38,149,838
                                                                                             ---------------

                     Real Estate  -  5.1%
$       240,000      Sheffield Realty LLC, Note, 2.970%, 4/01/2012              (c)          $       240,000
      1,020,000      Shayeson-Huff Properties LLC, Note, 2.970%, 11/01/2016     (c)                1,020,000
      2,630,000      Cardiology Building Associates LLC, Note,
                     2.870%, 10/01/2021                                         (c)                2,630,000
        945,000      Warehouse Concepts LLC, Note, 2.970%, 11/01/2021           (c)                  945,000
      1,900,000      Jobs Co. (The) LLC, Note, 2.970%, 2/01/2022                (c)                1,900,000
        641,000      Pine Tree Country Club, Note, 2.970%, 8/01/2023            (c)                  641,000
      6,630,000      Storage World LLC, 2.910%, 12/01/2024                      (c)                6,630,000
      2,700,000      J&M LLC, Secured Promissory Note, 3.070%, 10/01/2026       (c)                2,700,000
                                                                                             ---------------
                                                                                                  16,706,000
                                                                                             ---------------
                     Special Purpose  -  6.1%
     15,000,000      Market Street Funding Corp., 144A, 2.750%, 4/14/2005                         14,985,104
      5,000,000      Greyhawk Funding LLC, 144A, 2.790%, 4/28/2005                                 4,989,538
                                                                                             ---------------
                                                                                                  19,974,642
                                                                                             ---------------
                     Trade Receivables  -  10.7%
      5,000,000      Falcon Asset Securitization Corp., 144A, 2.670%, 4/06/2005                    4,998,146
     15,000,000      Govco, Inc., 144A, 2.590%, 4/13/2005                                         14,987,050
      5,000,000      Windmill Funding I Corp., 144A, 2.690%, 4/19/2005                             4,993,275
     10,000,000      Windmill Funding I Corp., 144A, 2.790%, 4/20/2005                             9,985,275
                                                                                             ---------------
                                                                                                  34,963,746
                                                                                             ---------------
                     U.S. Government Agencies  -  2.5%
      2,000,000      Federal Home Loan Bank, 1.500%, 5/04/2005                                     2,000,000
      4,000,000      Federal National Mortgage Association, 1.750%, 5/23/2005                      4,000,000
      2,000,000      Federal Home Loan Bank, 2.020%, 6/08/2005                                     2,000,000
                                                                                             ---------------
                                                                                                   8,000,000
                                                                                             ---------------
                     Total Commercial Paper (Cost $292,154,153)                                  292,154,153
                                                                                             ---------------
                     MEDIUM TERM NOTES  -  5.8%
      4,000,000      Bank of America Corp., Note, 2.550%, 6/09/2005             (c)                4,000,000
     15,000,000      Caterpillar Financial Services Corp., Note,
                     2.730%, 7/09/2005                                          (c)               15,000,000
                                                                                             ---------------
                     Total Medium Term Notes (Cost $19,000,000)                                   19,000,000
                                                                                             ---------------
                     TIME DEPOSIT  -  3.7%
     12,100,000      Banque National de Paris Time Deposit, 2.860%, 4/01/2005                     12,100,000
                                                                                             ---------------
                     Total Time Deposit (Cost $12,100,000)                                        12,100,000
                                                                                             ---------------
                     CERTIFICATE OF DEPOSIT  -  1.8%
      6,000,000      Dexia Credit Local S.A., 2.810%, 5/23/2005                                    5,999,726
                                                                                             ---------------
                     Total Certificate of Deposit (Cost $5,999,726)                                5,999,726
                                                                                             ---------------

                     SHORT TERM INVESTMENT  -  0.0%
         83,595      Repurchase Agreement with Investors Bank & Trust Co.
                     dated 3/31/2005 at 2.02% to be repurchased at $83,600 on
                     4/1/2005 $83,595 collateralized by $82,511 Small Business
                     Administration Bond, 5.625%, due 3/25/2016
                     valued at $87,775                                                                83,595
                                                                                             ---------------
                     Total Short Term Investment  (Cost $83,595)                                      83,595
                                                                                             ---------------

                     Total Investments -- 100.8% (Identified Cost $329,337,474)(b)               329,337,474
                     Other assets less liabilities                                                (2,721,742)
                                                                                             ---------------
                     Total Net Assets -- 100.0%                                              $   326,615,732
                                                                                             ===============


         (a) The Trust employs the amortized cost method of security valuation as set forth in Rule 2a-7 under the 1940 Act which, in the opinion of the Trustees of the Trust, represents the fair value of the particular security. The amortized cost of a security is determined by valuing it at original cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium.

         (b) The aggregate cost for federal income tax purposes was $329,337,474.

         (c) Floating rate notes are instruments whose interest rates vary with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Maturity dates shown represent the ultimate maturity of the note.

         144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $124,893,989 or 38.2% of net assets.

ITEM 2. CONTROLS AND PROCEDURES.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.
(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                  IXIS Advisor Cash Management Trust

                                  By: /s/ John T. Hailer
                                  ----------------------

                                  Name:  John T. Hailer
                                  Title: President and Chief Executive Officer
                                  Date:  May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                  By: /s/ John T. Hailer
                                  ----------------------

                                  Name:  John T. Hailer
                                  Title: President and Chief Executive Officer
                                  Date:  May 23, 2005

                                  By:/s/ Michael C. Kardok
                                  ------------------------

                                  Name:  Michael C. Kardok
                                  Title: Treasurer
                                  Date:  May 23, 2005